Financial assets, liabilities and financial results (telecom activities) - Cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognized in other comprehensive income	€ (269)	€ 295	€ 317
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	583	893	484
Carrying amount - asset	735	1,065	576
Carrying amount - liability	(152)	(172)	(91)
Change in cash flow hedge reserve	(263)	288	317
Gain (loss) recognized in other comprehensive income	(227)	304	358
Reclassification in financial result	(36)	(19)	(38)
Reclassification in operating income for the period	2	(1)
Reclassification in initial carrying amount of hedged item	(3)	4	(3)
Cash flow hedge reserve	237	497	210
o/w related to unmatured hedging instruments	(110)	114	(192)
o/w related to discontinued hedges	347	383	402
Currency swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	703	1,002	575
Carrying amount - liability	(143)	(156)	(76)
Change in cash flow hedge reserve	(236)	225	311
Gain (loss) recognized in other comprehensive income	(200)	244	347
Reclassification in financial result	(36)	(19)	(36)
Cash flow hedge reserve	218	457	220
o/w related to unmatured hedging instruments	(129)	74	(181)
o/w related to discontinued hedges	347	383	402
USD and GBP hedging instruments | Orange SA
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognized in other comprehensive income	(236)	187	319
Forward foreign exchange swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	1	3	1
Carrying amount - liability	(5)	(11)
Change in cash flow hedge reserve	9	(6)	(2)
Gain (loss) recognized in other comprehensive income	10	(8)	3
Reclassification in financial result			(2)
Reclassification in operating income for the period	2	(1)
Reclassification in initial carrying amount of hedged item	(3)	4	(3)
Cash flow hedge reserve	(2)	(4)	(9)
o/w related to unmatured hedging instruments	(2)	(4)	(9)
Interest rate swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - liability	(3)	(5)	(14)
Change in cash flow hedge reserve	1	9	9
Gain (loss) recognized in other comprehensive income	1	9	9
Cash flow hedge reserve		(5)	(2)
o/w related to unmatured hedging instruments		(5)	€ (2)
Commodity swap | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	31	74
Change in cash flow hedge reserve	(38)	60
Gain (loss) recognized in other comprehensive income	(38)	59
Cash flow hedge reserve	22	49
o/w related to unmatured hedging instruments	€ 22	€ 49